Pension and Other Post-retirement Benefits - Categories of Plan Assets and Valuation Level (Details) - Pension Benefits - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	$ 1,379,953	$ 1,232,626	$ 1,179,777
Fair Value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	868,451	793,651
Net asset value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	511,502	438,975
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	487,169	404,147
Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	307,078	321,402
Significant Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	74,204	68,102	$ 71,775
Cash and cash equivalents | Fair Value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	21,653	24,412
Cash and cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	21,653	24,412
Large Capitalization Equity - Domestic | Fair Value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	189,536	156,495
Large Capitalization Equity - Domestic | Net asset value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	68,579	78,138
Large Capitalization Equity - Domestic | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	189,536	156,495
Large Capitalization Equity - Foreign | Fair Value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	47,069	32,795
Large Capitalization Equity - Foreign | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	47,069	32,795
Small Capitalization Equity - Domestic | Fair Value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	64,448	52,599
Small Capitalization Equity - Domestic | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	64,448	52,599
Small Capitalization Equity - Foreign | Fair Value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	9,486	11,173
Small Capitalization Equity - Foreign | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	9,486	11,173
Mutual fund | Net asset value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	123,608	99,635
Collective trust | Net asset value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	85,317	69,184
Global equity - mutual fund | Net asset value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	165,138	129,014
Private Equity - Domestic | Fair Value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	53,652	54,613
Private Equity - Domestic | Significant Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	53,652	54,613
Private Equity - International | Fair Value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	20,552	13,489
Private Equity - International | Significant Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	20,552	13,489
US government issues | Fair Value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	159,690	153,333
US government issues | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	154,977	126,673
US government issues | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	4,713	26,660
Municipal issues | Fair Value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	21,002	21,451
Municipal issues | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	21,002	21,451
Corporate issues - domestic | Fair Value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	228,753	224,963
Corporate issues - domestic | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	228,753	224,963
Corporate issues - foreign | Fair Value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	52,610	48,328
Corporate issues - foreign | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	$ 52,610	48,328
Real estate
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Advance notice to requests redemption of shares, first option	45 days
Advance notice to requests redemption of shares, second option	90 days
Real estate | Net asset value
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total plan assets at fair value	$ 68,860	$ 63,004